Investment Objectives and Goals - Quality Equity Portfolio	Dec. 31, 2024
Class I
Prospectus [Line Items]
Risk/Return [Heading]	Quality Equity Portfolio (formerly, Sustainable Equity Portfolio)—Class I Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Class S
Prospectus [Line Items]
Risk/Return [Heading]	Quality Equity Portfolio (formerly, Sustainable Equity Portfolio)—Class S Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.